Deposits, Payments and Other Receivables, Net - Schedule of Deposits, Payments and Other Receivables (Details)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)
Schedule of Deposits, Payments and Other Receivables, Net [Abstract]
Payments for suppliers	¥ 9,313,656	$ 1,308,281	¥ 1,571,422
Deferred IPO costs			10,961,224
Others	314,721	44,209	70,658
Total	¥ 9,628,377	$ 1,352,490	¥ 12,603,304